Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Parenthetical) (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Miscellaneous current assets [abstract]
Unpaid remaining consideration of the contribution from non-controlling interest	¥ 90